OPERATING LEASES - Maturities of Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019
Leases [Abstract]
Year 1	$ 9,554
Year 2	2,333
Year 3	1,799
Year 4	1,677
Year 5	1,582
Thereafter	2,004
Total minimum lease payments	18,949
Less: Imputed interest	(1,344)
Present value of operating lease liabilities	$ 17,605	$ 18,500